Taxes (Details 2) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 312,511	$ 316,105
Income taxes payable	100,535	203,494
Other taxes payable	11,963	9,351
Total taxes payable	$ 425,009	$ 528,950